Farmers New World Life Insurance Company
Legal Department 3003 77th Avenue S.E. Mercer Island, Washington 98040

Garrett B. Paddor VP, General Counsel & Corporate Secretary Direct: 206/275-8152 Main: 206/275-8140 Fax: 206/275-8144

May 3, 2013

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

Re:	Farmers New World Life Insurance Company
Farmers Annuity Separate Account A
Post-Effective Amendment No. 18 to Form N-4 (File No. 333-85183)

Commissioners:

On behalf of Farmers New World Life Insurance Company (the “Company”) and Farmers Annuity Separate Account A (the “Separate Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for the variable annuity contract offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the “Amendment”) to the registration statement on Form N-4 for the Separate Account. That Amendment was filed electronically with the Commission on April 30, 2013.

If you have any questions or comments regarding this filing, please call the undersigned at 206-275-8152.

Sincerely,

/s/ Garrett B. Paddor

Garrett B. Paddor